[MassMutual letterhead appears here]

December 15, 2015

Ms. Sally Samuel

Branch Chief

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Life Separate Account I

Strategic Group Variable Universal Life II (“GVUL II”)

Pre-Effective Amendment No. 2 on Form N-6

File Nos. 333-206438 and 811-08075

Dear Ms. Samuel:

I am submitting Pre-Effective Amendment No. 2 to Registration Statement No. 333-206438 for the Staff’s review. In addition, I have included a Request to Accelerate seeking an effective date of December 18, 2015 or as soon thereafter as practicable and a Tandy letter.

Pursuant to our discussions, we have withdrawn Pre-Effective Amendment No. 1 to the above-reference registration statement due to our use of an incorrect Class (Contract) ID number in connection with such filing. The revisions that were made to Pre-Effective Amendment No.1 in response to the Staff’s comment letter dated October 15, 2015 have been incorporated into Pre-Effective Amendment No. 2, along with the additional revisions that were made in response to the Staff’s comments received on December 3, 2015 and December 14, 2015.

In an effort to assist with your review of Pre-Effective Amendment No. 2, I have provided below a response to Staff comments that is cumulative, encompassing the following comments and responses provided since the filing of the initial registration statement on August 17, 2015 (page references refer to pages in the cumulative blackline that will be provided to you):

●	Response letter dated November 20, 2015 to the Staff’s comment letter dated October 15, 2015;
●	Response letter dated December 7, 2015 to comments provided by the Staff via telephone on December 3, 2015; and
●	Response set forth herein to a comment provided by the Staff via telephone on December 14, 2015.

Ms. Sally Samuel

Branch Chief

U.S. Securities and Exchange Commission

December 15, 2015

MassMutual responses provided on November 20, 2015 to the Staff’s comment letter dated October 15, 2015 regarding the initial registration statement are as follows:

General Comments

1.	Please confirm supplementally that all missing and/or bracketed information, including financial statements, exhibits and other required information, will be included in pre-effective amendment to the registration statement.

Response to Comment No. 1: We have included in this filing or will include in future amendment filings all information that was previously missing or bracketed, including financial statements, exhibits, and other required information.

2.	Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the benefits or features associated with the certificate.

Response to Comment No. 2: MassMutual does not have any types of guarantees or support agreements with third parties to support any of the benefits or features under this certificate. MassMutual will be solely responsible for any benefits or features associated with the certificate.

Cover Page:

3.	Number of Investments: In the second paragraph, please clarify that a Certificate owner may only invest in twenty five (25) of the available investment options under the Separate Account and the GPA.

Response to Comment No. 3: We have revised paragraph 2 to clarify that a Certificate Owner may only invest in twenty-five (25) of the available investment options under the Separate Account and the GPA.

4.

Material State Variations: (i) please revise the fourth paragraph to state that all material state variations are disclosed in the prospectus (and not in the SAI); (ii) please also eliminate the statement that owners should look to the Certificate for these variations or terms and make conforming changes throughout the registration statement (e.g., Summary of Benefits and Risks, sentence two (2) in “Right to

Ms. Sally Samuel

Branch Chief

U.S. Securities and Exchange Commission

December 15, 2015

Return the Certificate” section); and (ii) if a rider is not available in all states, please identify in the prospectus the states or the circumstances under which the rider is not available (e.g., Accelerated Benefits for Terminal Illness Rider on page 34). We note that currently only disclosure relating to residents of Puerto Rico is included in the prospectus.

Response to Comment No. 4:

(i) We have revised the fourth paragraph to state that all material state variations are disclosed in the prospectus.

(ii) We have revised the registration statement to eliminate statements directing Certificate Owners to look to the Certificate for material state variations.

(iii) We expect that all riders will be available in all states. As such, we have deleted the statement on page 43 which provided that the availability of the riders may vary by state. In addition, we have identified material state variations with respect to the Accelerated Benefits for Terminal Illness Rider (page 43). At this time, we are not aware of any other material state variations.

Summary of Benefits and Risks

5.	Choice of Death Benefit Options: For clarity, please define the “minimum death benefit.”

Response to Comment No. 5: We have added a definition of the “minimum death benefit” to the Choice of Death Benefit Options summary section.

6.	Right to Return the Certificate: Please include a cross-reference to the disclosure contained in the section under the caption “Your Right to Return the Certificate” on page 12 of prospectus. As note prior, please delete the statement that owners should look to the Certificate for more details.

Response to Comment No.6: We have included the cross-reference and deleted the statement directing Certificate Owners to look to the certificate for more details. (page 7)

Ms. Sally Samuel

Branch Chief

U.S. Securities and Exchange Commission

December 15, 2015

7.	Guaranteed Principal Account: Please include disclosure indicating that the GPA is part of the Company’s general account and is subject to the Company’s financial strength and claims paying ability.

Response to Comment No. 7: We have added this disclosure to the Guaranteed Principal Account summary section.

8.	Certificate Charge Changes: Please add disclosure that the Company will notify the owner of any such changes through a prospectus supplement.

Response to Comment No. 8: We have added this disclosure to the Certificate Charge Changes section in the Risks of the Certificate section.

9.	Additional Risks: Please consider renaming “Additional Risks” as “Portfolio Company Risk” or “Underlying Funds Risk” or a similar caption to alert the reader that the risk relates directly to the risks of the funds underlying the divisions of the Separate Account (“Underlying Funds”). Please consider defining a term here to represent the divisions of the Separate Account (e.g., “Underlying Funds” or “Fund(s)”). We note that the terms “Underlying Funds” or “Fund(s) are used alternatively throughout the prospectus to refer to the Underlying Funds (e.g., inside cover page and Table of Contents under “Investment Choices”).

Response to Comment No. 9: We have renamed “Additional Risks” to “Fund Risk.” In addition, we have created the defined terms “Fund,” which is used when referring to an underlying investment option, and “Division,” which is used when referring to a division of the separate account. We have revised the prospectus to ensure that these terms are used consistently throughout the document.

Fee Tables

10.	Transaction Fee Table (page 6): (i) in the narrative under the referenced caption, please consider including a reference to transfers between the Underlying Funds and the GPA; (ii) in the last row of the Table, please clarify the identity of the 3.19% multiple (e.g., account value); and (iii) in footnote 2 to the Table, please delete the statement that the rider be consulted. Please also specify the age range applicable to the account value percentages noted or cross-reference to where this information may be found in the prospectus.

Ms. Sally Samuel

Branch Chief

U.S. Securities and Exchange Commission

December 15, 2015

Response to Comment No. 10:

(i) We have included a reference to transfers between the Funds and the GPA in the narrative.

(ii) We have moved the Overloan Protection Rider information to the Rider Charges table so that all of the riders appear in the same table. We have added disclosure to the Rider Charges table to clarify that the Overloan Protection Rider percentage charges will be applied against the Account Value.

(iii) In the footnote to the Overloan Protection Rider charge (now footnote 1), we have included a cross-reference to the “Overloan Protection Rider” section of the prospectus where we have included the applicable percentages for the various ages.

11.	Periodic Charges Fee Table (page 6):

a. General: Please revise the table in accordance with Item 3 and Instruction 3 of Form N-6.

Response to Comment 11(a): We have revised the fee tables to comply with Item 3 and Instruction 3 of Form N-6.

b. Cost of Insurance Charge: (i) please disclose the minimum and maximum “Cost of Insurance Charges” separately and revise the caption of the relevant column, as appropriate; (ii) in row two, the disclosure relating to the “Cost of Insurance Charge” references “death benefit option 1.” Please revise this reference, as appropriate; and (iii) please review and revise footnotes 1-3 for brevity and plain English. For example, in footnotes 1 and 3, please consider moving all information concerning ported certificates and funding ratios to the “Charges and Deductions” section of the prospectus and providing an appropriate cross-reference.

Response to Comment No. 11(b):

(i) We have revised the table to disclose the minimum and maximum “Cost of Insurance Charges” separately and we have revised the captions of the relevant columns.

Ms. Sally Samuel

Branch Chief

U.S. Securities and Exchange Commission

December 15, 2015

(ii) We have changed the reference to “Death Benefit Option A.”

(iii) We have revised footnotes 1 and 3 and have included a cross-reference to the “Cost of Insurance Charge” section of the prospectus where additional information regarding portability and funding ratios is provided.

c. Rider Charges: We are confused by your presentation of the minimum and maximum charges in both columns and the reference to the “current charge” for the “Spousal Level Term Rider.” Please show the minimum and maximum charges in separate columns.

Response to Comment 11(c): We have revised the presentation of the minimum and maximum charges for the “Spousal Level Term Rider.”

12.	Index of Special Terms: We note that only some special terms are capitalized. On page 9, please consider capitalizing each “Special Term” or utilizing a consistent format. In addition, please consider including the following terms in the Index: “base selected face amount” and “supplemental selected face amount.” Please also define capitalized terms when first used or where appropriate (e.g., “Cash Value Accumulation Test” and “Guideline Premium Test”).

Response to Comment 12: We have expanded the list of Special Terms (page 15) and have capitalized each use of these terms throughout the prospectus. In addition, we have defined the capitalized terms where appropriate throughout the prospectus (i.e. either where first used or where most appropriate).

13.	Purchasing a Certificate: On page 12, under the referenced caption, please consider including brief disclosure explaining the available supplemental selected face amount choices. In the second paragraph under the caption, please reconcile the apparent conflict between the issue date and when coverage begins.

Response to Comment 13: We have added language to the “Purchasing a Certificate” section (page 19) explaining how the available Supplemental Selected Face Amount choices are determined. In addition, we have revised the language to clarify that coverage begins on each certificate’s Issue Date.

Ms. Sally Samuel

Branch Chief

U.S. Securities and Exchange Commission

December 15, 2015

14.	Your Right to Return the Certificate: On page 12, under the referenced caption, in paragraph two, please clarify that if the Certificate is canceled during the free-look period, the refund is “the greater” of the two amounts stated as opposed to “either” as is currently stated.

Response to Comment No. 14: We have revised the language to remove the second bullet and to clarify that the refund is equal to any premium paid, plus interest credited under the GPA, plus or minus an amount that reflects the investment experience of the Divisions to the date the certificate is returned. (page 19)

15.	MEC: On page 14, in the top paragraph, please consider including a brief description of a MEC.

Response to Comment No. 15: We have included a brief description of a MEC on page 21.

16.	The Separate Account: On page 15, in the fifth paragraph under the referenced caption, please clarify that in the event the assets in the Separate Account exceed liabilities, the Company may only withdraw seed capital and earned fees and charges.

Response to Comment No. 16: We have added the clarifying language which appears on page 22.

17.	Underlying Funds: On page 16, under the caption “Fixed Income”, the list of funds includes the “MML Total Return Bond Fund (Service Class I).” The inside cover page of the prospectus lists a fund named “MML Total Return Bond Fund (Class II).” Please address this inconsistency.

Response to Comment No. 17: The “MML Total Return Bond Fund (Class II)” is the correct fund reference. We have corrected the reference in the list of funds on page 24.

18.	Addition, Removal, Closure or Substitution of Funds: On page 18, under the referenced caption, we are unclear as to the meaning of the sentence “We may also decide to purchase for the Separate Account securities from other funds.” Please supplementally explain the meaning of the disclosure or revise, as appropriate. Please also clarify whether your right to transfer Separate Account assets is subject to obtaining certificate owners’ and regulatory approvals.

Ms. Sally Samuel

Branch Chief

U.S. Securities and Exchange Commission

December 15, 2015

Response to Comment No. 18: We have deleted the sentence referred to in your comment above. In addition, we have added language clarifying that our right to transfer Separate Account assets is subject to obtaining certificate owners’ and regulatory approvals. (page 26)

19.	Certificate Termination: On page 21, under the caption “Certificate Termination,” please clarify when and under what circumstances a Certificate will terminate.

Response to Comment No. 19: We have added language to page 28 that specifically identifies when and under what circumstances a Certificate will terminate.

20.	Withdrawals: On page 24, in the second bullet under the referenced caption, please revise the disclosure for plain English or consider presenting an example to illustrate the calculation of the maximum withdrawal amount.

Response to Comment No. 20: We have added an example to illustrate the calculation of the maximum withdrawal amount on page 32.

21.	Death Benefit: On page 27, in the first paragraph under the referenced caption, please clarify how you determine that a claim is valid.

Response to Comment No. 21: We have added language to page 35 that clarifies the information that we need to determine that a death claim is valid.

22.	Minimum Death Benefit: On page 27, in the paragraph under the referenced caption, please provide a list showing the percentage applicable to each age. In addition, please confirm that the relevant age is the age at the time of death.

Response to Comment No. 22: We have added the Cash Value Accumulation Test (CVAT) and Guideline Premium Test (GPT) percentages applicable to each age on page 35-36. In addition, we can confirm that in determining the Minimum Death Benefit, the relevant age is the Attained Age of the Insured at the time of death.

23.	Right to Change Selected Face Amounts: On page 28, in the first paragraph under the referenced caption, please clarify if the “premium load” will change. The second sentence states, “If you change your selected face amounts, subject to underwriting review, your certificate charges will change accordingly.” Please reflect all such charges in the Transaction Fee Table.

Ms. Sally Samuel

Branch Chief

U.S. Securities and Exchange Commission

December 15, 2015

Response to Comment No. 23: The premium load does not change if a change is made to the selected face amounts. In addition, we have revised the language in this paragraph to clarify that the cost of insurance charge (and no other charge) will be impacted by an increase or decrease in the selected face amount. The cost of insurance charge is calculated by multiplying the cost of insurance charge rate by the amount of Insurance Risk. Because a change in the selected face amount changes the amount of Insurance Risk, the cost of insurance charge will change accordingly (i.e. it will increase if the selected face amount is increased and decrease if the selected face amount is decreased).

24.	When We Pay Death Benefit Proceeds: On page 29, in the third paragraph under the referenced caption, please clarify whether “misstatement of age” is a basis for subjecting a claim to a “contestable period.”

Response to Comment No. 23: We have added language to the third paragraph clarifying that “misstatement of age” is not a basis for contesting the claim, but rather an adjustment will be made to the death benefit amount as described in the “Misstatement of Age” section.

25.	Other Benefits Available Under the Certificate:

a. On pages 34-37, unless otherwise specified, please disclose if any of the additional riders must be purchased or elected on the “certificate date.” For example, we note that there is no indication as to when the Accidental Death Benefit Rider or the Children’s Level Term Insurance Rider must be elected.

Response to Comment 25(a): We have added language in the disclosure section for each of the riders indicating when each rider can be elected. (pages 53-54)

b. On page 35, in the Accelerated Benefits for Terminal Illness Rider disclosure, the last sentence indicates that the rider may be subject to limited availability. Please disclose whether there are any states or circumstances under which this rider is not available.

Response to Comment 25(b): We have deleted the above-referenced sentence as we are not aware of any states or circumstances under which the Accelerated Benefits for Terminal Illness Rider will be available.

Ms. Sally Samuel

Branch Chief

U.S. Securities and Exchange Commission

December 15, 2015

c. On page 35, please clarify the purpose of the Overloan Protection Rider and disclose the “one-time fee” charged to exercise it.

Response to Comment 25(c): We have added language at the beginning of the disclosure section for the Overloan Protection Rider that explains the purpose of the rider. In addition, we have added a table that discloses the one-time charge that is assessed when the rider is activated.

26.	Your Voting Rights: On page 43, in the paragraph adjacent to the referenced caption, please state that the shares held in the name of the Company and its affiliates will also be proportionately voted.

Response to Comment No. 26: We have revised the language to state that the shares held in the name of the Company and its affiliates will also be proportionately voted. Please see pages 53-54.

27.	Separate Account Changes: On page 44, the third caption is titled “Reservation of Company Rights to Change the Certificate or Separate Account.” However, the next caption is titled “Separate Account Changes” and the bulleted disclosure beneath it describes only circumstances wherein MassMutual reserves the right to make changes only to the Separate Account and not the Certificate. Accordingly, please revise the first caption to delete the reference to the “Certificate.” In addition, please ensure that the bullets include all circumstances wherein MassMutual reserves the right to make material changes to the Separate Account (e.g., increase fees and charges and taxation of Separate Account Divisions).

Response to Comment No. 27: We have revised the caption to delete the reference to the “Certificate.” In addition, we have added additional bullets to ensure that we have captured all circumstances wherein MassMutual reserves the right to make material changes to the Separate Account. (pages 54-55)

Statement of Additional Information

28.	On page 2, in the top paragraph, please disclose the name of each person that controls MassMutual and the nature of its business, if applicable.

Response to Comment No. 28: We can confirm that MassMutual is a mutual life insurance company, and as such, there is no individual person or entity that controls MassMutual.

Ms. Sally Samuel

Branch Chief

U.S. Securities and Exchange Commission

December 15, 2015

29.	Please provide the disclosure required by Items 19(c) (material contracts), Item 21(a) (method to determine premium load) and Item 21(b) (disclosure related to the group life insurance plan(s)), as appropriate.

Response to Comment No. 29: We can confirm that there are no material contracts that need to be disclosed in connection with this filing. (Item 19(c)). We have added additional disclosure to address Items 21(a) and 21(b).

MassMutual responses provided on December 7, 2015 to the Staff’s comments provided via telephone on December 3, 2015 are as follows:

Benefits of the Certificate

1.	Choice of Death Benefits Options. Please provide an additional explanation of the Minimum Death Benefit.

Response to Comment No. 1: We have added a sentence clarifying that the Minimum Death Benefit is the minimum amount of death benefit needed for a certificate to qualify as life insurance under Section 7702 of the Internal Revenue Code. Please see the marked language on page 7 of the attached pdf.

Risk of the Certificate

2.	Investment Risks. Please correct the typo in line 3.

Response to Comment No. 2: We have replaced the word “objections” with “objectives.” Please see the marked language on page 9 of the attached pdf.

Fee Tables

3.	Transaction Fee Table: At the end of footnote 1, please include a cross-reference to the appropriate section in the prospectus.

Response to Comment No. 3: At the end of footnote 1, we have added a cross-reference to the “Transaction Charges” section of the prospectus. Please see the marked language on page 11 of the attached pdf.

Ms. Sally Samuel

Branch Chief

U.S. Securities and Exchange Commission

December 15, 2015

4.	Periodic Charges Fee Table: (i) Please move the disclosure located at the bottom of the table relating to the Mortality and Expense Risk Charge to a footnote; and (ii) clarify that the reference in the second sentence to “All other monthly charges” refers to the Cost of Insurance Charges and any applicable Rider Charges.

Response to Comment No. 4:

(i) We have moved the disclosure relating to the Mortality and Expense Risk Charge to a footnote. Please see the marked language on page 12 of the attached pdf.

(ii) We have revised the second sentence in the footnote to clarify that the Cost of Insurance Charge and any applicable Rider Charges will be deducted from the GPA. Please see the marked language on page 12 of the attached pdf.

5.	Rider Charges Fee Table: Please clarify in the sentence preceding the table that the charges are incurred either at the time of election or as ongoing charges.

Response to Comment No. 5: We have revised the language to clarify that the rider charges will be incurred either at the time of election or as ongoing charges. Please see the marked language at the top of page 13 of the attached pdf.

Purchasing a Certificate

6.	Your Right to Return the Certificate: Please clarify the language in the second paragraph to reflect that the refund will be the “greater of” (i) premiums paid, plus interest, plus investment experience and (ii) where required by state law, all premiums paid, reduced by any loans or withdrawals.

Response to Comment No.6: We have revised the second paragraph of this section to clarify that “[T]he refund will equal the greater of:

●	any premium paid for the certificate (reduced by any loans or Withdrawals), plus interest credited to this certificate under the GPA, plus or minus an amount that reflects the investment experience of the Divisions you selected to the date this certificate is received by us; or
●	where required by state law, all premiums paid, reduced by any loans or Withdrawals.”

Please see the marked language on page 19 of the attached pdf.

Ms. Sally Samuel

Branch Chief

U.S. Securities and Exchange Commission

December 15, 2015

Investment Choices - The Separate Account

7.	Addition, Removal, Closure or Substitution of Funds: In the seventh sentence of this section, please delete the phrase “to the extent required by applicable law.”

Response to Comment No. 7: We have deleted the phrase “to the extent required by applicable law” from the seventh sentence in this section. Please see the marked language on page 26 of the attached pdf.

Certificate Termination and Reinstatement

8.	Reinstatement: In the second paragraph of this section, please either clarify or remove the sentence stating that Certificate Debt is not reinstated.

Response to Comment No. 8: We have deleted this sentence. Please see the marked language on page 28 of the attached pdf.

Certificate Transactions

9.	Withdrawals: In the Withdrawals section, please add an example of how the withdrawal charge will be assessed.

Response to Comment No. 9: We have added an example that shows how the withdrawal charge is calculated. Please see the marked language on page 32 of the attached pdf.

10.	Withdrawals: In the last paragraph of the Withdrawals section, please clarify that the payment of Withdrawals will be delayed only if you are entitled to delay such payments pursuant to applicable law.

Response to Comment No. 10: We have added language clarifying that Withdrawal payments will be delayed only if we are entitled to delay such payments pursuant to applicable law. Please see the marked language on page 33 of the attached pdf.

11.	Loans: In the 4th bullet of risks, please clarify that a loan will reduce the death benefit proceeds only if the loan is not repaid prior to death.

Ms. Sally Samuel

Branch Chief

U.S. Securities and Exchange Commission

December 15, 2015

Response to Comment No. 11: We have revised the 4th bullet to clarify that a loan will reduce death benefit proceeds only if the loan is not repaid prior to death. Please see the marked language on page 33 of the attached pdf.

12.	Loans – Payment of Proceeds: In the last paragraph of the Payment of Proceeds section, please clarify that the payment of loan amounts will be delayed only if you are entitled to delay such payments pursuant to applicable law.

Response to Comment No. 12: We have added language clarifying that the payment of loan amounts will be delayed only if we are entitled to delay such payments pursuant to applicable law. Please see the marked language on page 34 of the attached pdf.

Death Benefit

13.	Minimum Death Benefit: Please clarify that the Insured’s Attained Age at the time of the death is the relevant age for determining the applicable Minimum Death Benefit Percentage.

Response to Comment No. 13: We have revised the language to clarify that the Insured’s Attained Age at the time of the death is the relevant age for determining the applicable Minimum Death Benefit Percentage. Please see the marked language on page 35 of the attached pdf.

14.	Right to Change Selected Face Amounts: In the first paragraph, please clarify that any increases in the cost of insurance charge associated with an increase in selected face amounts will be subject to the maximum cost of insurance rates set forth in the Periodic Charges Fee Table.

Response to Comment No. 14: We have added language at the end of the third sentence clarifying that any increases in the cost of insurance charge associated with an increase in selected face amounts will be subject to the maximum cost of insurance rates set forth in the Periodic Charges Fee Table. Please see the marked language on page 37 of the attached pdf.

Other Benefits Available Under the Certificate

15.	Overloan Protection Rider: Please clarify that the Insured’s Attained Age at the time of exercise of the Overloan Protection Rider is the relevant age for determining the applicable percentage used to calculate the rider charge.

Ms. Sally Samuel

Branch Chief

U.S. Securities and Exchange Commission

December 15, 2015

Response to Comment 15: We have revised the language to clarify that the Insured’s Attained Age at the time of exercise of the Overloan Protection Rider is the relevant age for determining the applicable percentage used to calculate the one-time rider charge. Please see the marked language on page 44 of the attached pdf.

Federal Income Tax Considerations

16.	Certificate Proceeds and Loans: In the last paragraph of this section, please clarify to whom the alternative minimum tax would apply if imposed on a certificate owned by a corporation or other business.

Response to Comment No. 16: We have confirmed with our tax counsel that, with respect to any certificate that is owned by a corporation, if the alternative minimum tax is imposed, the tax would be owed by the corporation. We have revised the language to clarify this. Please see the marked language on page 49 of the attached pdf.

MassMutual’s response to the Staff’s comment provided via telephone on December 14, 2015 is as follows:

Purchasing a Certificate

1.	Your Right to Return the Certificate: Please clarify the language in the second paragraph relating to the refund amount.

We have revised the language in the second paragraph as follows:

“The refund will generally equal any premium paid for this certificate (reduced by any loans or Withdrawals), plus interest credited to this certificate under the GPA, plus or minus an amount that reflects the investment experience of the Divisions you selected to the date this certificate is received by us. Where required by state law, the refund will equal all premiums paid, reduced by any loans or Withdrawals.”

I appreciate your continuing attention to this filing. Please call me at (413) 744-6240 or e-mail me at gmurtagh@massmutual.com if you have any questions regarding this letter or if you need additional information to complete your review of this Pre-Effective Amendment No. 2.

Sincerely,

/s/ Gary F. Murtagh

Gary F. Murtagh

Vice President and Senior Counsel

Massachusetts Mutual Life Insurance Company